Consolidated Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.4%
InterGlobe Aviation Ltd.(a)	983,905	$23,666,098

Auto Components — 1.0%
Bharat Forge Ltd.	2,234,010	14,981,287
Bosch Ltd.	75,463	19,190,636
Motherson Sumi Systems Ltd.	10,114,471	16,741,043

		50,912,966

Automobiles — 6.1%
Bajaj Auto Ltd.	894,921	37,572,139
Eicher Motors Ltd.	142,495	40,786,392
Hero MotoCorp Ltd.	532,499	20,479,335
Mahindra & Mahindra Ltd.	7,955,245	73,860,654
Maruti Suzuki India Ltd.	1,127,559	111,149,695
Tata Motors Ltd.(b)	16,936,653	41,945,959

		325,794,174

Banks — 9.9%
Axis Bank Ltd.(b)	20,228,679	234,618,280
ICICI Bank Ltd.	25,425,809	154,580,600
State Bank of India(b)	19,036,342	96,286,271
Yes Bank Ltd.	18,261,084	38,727,792

		524,212,943

Beverages — 0.5%
United Spirits Ltd.(b)	3,099,832	24,643,867

Chemicals — 2.6%
Asian Paints Ltd.	3,068,982	61,973,036
Pidilite Industries Ltd.	1,300,216	24,060,748
UPL Ltd.	3,802,481	54,504,524

		140,538,308

Construction & Engineering — 2.1%
Larsen & Toubro Ltd.	5,086,099	113,670,705

Construction Materials — 3.0%
Ambuja Cements Ltd.	6,353,129	21,021,743
Grasim Industries Ltd.	3,156,938	40,139,369
Shree Cement Ltd.	89,076	27,632,045
UltraTech Cement Ltd.	1,025,153	70,020,710

		158,813,867

Consumer Finance — 2.6%
Bajaj Finance Ltd.	1,849,141	91,993,711
Mahindra & Mahindra Financial Services Ltd.	3,228,338	19,532,276
Shriram Transport Finance Co. Ltd.	1,572,786	26,275,820

		137,801,807

Diversified Financial Services — 0.3%
REC Ltd.	7,371,946	15,290,511

Diversified Telecommunication Services — 0.3%
Bharti Infratel Ltd.	3,550,698	13,705,275

Electric Utilities — 1.2%
Power Grid Corp. of India Ltd.	19,528,400	53,044,336
Tata Power Co. Ltd. (The)	11,827,155	11,675,903

		64,720,239

Electrical Equipment — 0.5%
Havells India Ltd.	2,668,290	28,636,988

Food & Staples Retailing — 0.5%
Avenue Supermarts Ltd.(a)(b)	1,331,135	25,271,820

Security	Shares	Value
Food Products — 1.3%
Britannia Industries Ltd.	615,032	$25,786,490
Nestle India Ltd.	246,720	40,705,415

		66,491,905

Gas Utilities — 0.8%
GAIL India Ltd.	8,417,684	43,603,522

Household Products — 3.3%
Hindustan Unilever Ltd.	6,933,282	177,930,154

Independent Power and Renewable Electricity Producers — 0.9%
NTPC Ltd.	25,326,429	48,424,252

Insurance — 1.3%
Bajaj Finserv Ltd.	407,288	47,851,829
ICICI Lombard General Insurance Co. Ltd.(a)	1,218,681	20,573,289

		68,425,118

IT Services — 16.9%
HCL Technologies Ltd.	5,785,849	90,704,777
Infosys Ltd.	37,273,764	394,579,225
Tata Consultancy Services Ltd.	9,604,678	302,723,161
Tech Mahindra Ltd.	5,033,982	54,922,077
Wipro Ltd.	12,895,633	52,995,308

		895,924,548

Life Sciences Tools & Services — 0.4%
Divi’s Laboratories Ltd.	849,348	19,405,834

Machinery — 0.3%
Ashok Leyland Ltd.	12,523,107	15,965,821

Media — 0.5%
Zee Entertainment Enterprises Ltd.	5,632,486	28,889,310

Metals & Mining — 2.7%
Hindalco Industries Ltd.	12,453,304	35,202,423
JSW Steel Ltd.	9,022,918	35,176,967
Tata Steel Ltd.	3,724,334	26,094,988
Vedanta Ltd.	19,805,619	45,626,849

		142,101,227

Oil, Gas & Consumable Fuels — 15.7%
Bharat Petroleum Corp. Ltd.	6,943,738	40,785,883
Coal India Ltd.	13,145,232	47,815,419
Hindustan Petroleum Corp. Ltd.	6,500,642	30,245,306
Indian Oil Corp. Ltd.	20,080,616	47,701,053
Oil & Natural Gas Corp. Ltd.	26,834,013	66,207,860
Petronet LNG Ltd.	6,399,016	22,684,008
Reliance Industries Ltd.	30,421,344	580,631,725

		836,071,254

Personal Products — 1.8%
Dabur India Ltd.	5,651,282	32,107,691
Godrej Consumer Products Ltd.	3,815,435	37,669,149
Marico Ltd.	4,818,466	25,716,692

		95,493,532

Pharmaceuticals — 4.2%
Aurobindo Pharma Ltd.	2,811,940	27,130,356
Cipla Ltd./India	3,694,872	29,628,959
Dr. Reddy’s Laboratories Ltd.	1,221,503	46,944,381
Glenmark Pharmaceuticals Ltd.	1,474,533	11,538,559
Lupin Ltd.	2,364,590	25,296,147
Piramal Enterprises Ltd.	882,674	28,154,756

1

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Sun Pharmaceutical Industries Ltd.	8,955,973	$52,669,532

		221,362,690

Road & Rail — 0.3%
Container Corp. of India Ltd.	2,209,345	16,803,592

Textiles, Apparel & Luxury Goods — 1.4%
Page Industries Ltd.	58,232	16,508,630
Titan Co. Ltd.	3,313,916	58,761,634

		75,270,264

Thrifts & Mortgage Finance — 11.4%
Housing Development Finance Corp. Ltd.	17,441,317	546,242,040
Indiabulls Housing Finance Ltd.	2,962,824	33,439,050
LIC Housing Finance Ltd.	3,175,471	25,452,522

		605,133,612

Tobacco — 2.8%
ITC Ltd.	36,588,300	146,240,324

Transportation Infrastructure — 0.7%
Adani Ports & Special Economic Zone Ltd.	6,622,950	39,571,630

Wireless Telecommunication Services — 2.1%
Bharti Airtel Ltd	19,137,103	95,779,908
Vodafone Idea Ltd.(b)	75,938,527	15,200,509

		110,980,417

Total Common Stocks — 99.8% (Cost: $3,928,220,589)		5,301,768,574

Security	Shares	Value
Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(c)(d)	60,416,478	$60,416,478

Total Short-Term Investments — 1.2% (Cost: $60,416,478)		60,416,478

Total Investments in Securities — 101.0% (Cost: $3,988,637,067)		5,362,185,052

Other Assets, Less Liabilities — (1.0)%		(50,463,681)

Net Assets — 100.0%		$5,311,721,371

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	40,830,082	19,586,396	60,416,478	$60,416,478	$869,640	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	99	06/21/19	$4,951	$66,630

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

2

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI India ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,301,768,574	$—	$—	$5,301,768,574
Money Market Funds	60,416,478	—	—	60,416,478

	$5,362,185,052	$—	$—	$5,362,185,052

Derivative financial instruments(a)
Assets
Futures Contracts	$66,630	$—	$—	$66,630

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

3